                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21519
                                  ---------------------------------------------

          Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260
                                                   ----------------------------

Date of fiscal year end: March 31
                        --------------------------
Date of reporting period: September 30, 2004
                         -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT SEPTEMBER 30, 2004

[GRAPHIC IMAGE]

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND as of September 30, 2004

MANAGEMENT DISCUSSION

[PHOTO OF MICHAEL R. MACH]
MICHAEL R. MACH, CFA
CO-PORTFOLIO MANAGER

[PHOTO OF JUDITH A. SARYAN]
JUDITH A. SARYAN, CFA
CO-PORTFOLIO MANAGER

[PHOTO OF THOMAS H. LUSTER]
THOMAS H. LUSTER, CFA
CO-PORTFOLIO MANAGER

MANAGEMENT DISCUSSION

- We are pleased to welcome shareholders of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the "Fund"), a closed-end fund traded on the New York Stock Exchange under the symbol ETO. The Fund is designed to take advantage of favorable tax rates on dividend income. The Fund's investment objective is to provide a high level of after-tax total return. The Fund invests primarily in a diversified portfolio of common and preferred stocks of U.S. and foreign issuers that management believes may pay dividends that qualify for lower federal income tax rates.

- The Fund posted positive returns in its first five months of existence, benefiting from a recovery during that time in the broad equity markets. Factors helping to drive stocks higher included a strengthening U.S. and world economy, an improved outlook for corporate earnings, low interest rates and low inflation.

- The Fund was primarily invested in securities that generated a relatively high level of qualifying dividend income (QDI). The Fund emphasized investments in common stocks of issuers whose businesses were related to "hard assets," such as energy and natural resources. Growing demand and increasing commodity prices generally benefited the Fund's holdings in the energy and material sectors. The Fund also had significant holdings of utility and telecommunication stocks, which provided attractive levels of QDI and also appreciated in price.

- On September 15, 2004 the Fund increased its monthly dividend from $0.1000 to $0.1050 per share. This increase reflected both the effective implementation of the Fund's dividend capture strategy and the significant number of dividend increases announced by companies held in the Fund's common stock portfolio.

- Preferred stocks owned by the Fund returned 4.4% for the period vs. 4.93% for the Merrill Lynch Fixed Rate Preferred Stock Index.(1) During the period, the preferred portion of the Fund performed well in providing a high rate of qualified dividend income, while minimizing the interest rate risk of the Portfolio.

- The Fund also uses financial leverage through the issuance of Auction Rate Preferred Shares (APS). Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of the common shares).

THE FUND

- Based on net asset value (NAV) per share for the period from inception on April 30, 2004, through September 30, 2004, the Fund had a total return of 10.77%. This return resulted from an increase in NAV per share from $19.10 (offering price, less all commissions and fees) on April 30, 2004, to $20.70 on September 30, 2004, and the distribution of $0.405 per share in dividend income.(2)

- Based on share price trading on the New York Stock Exchange for the period from inception on April 30, 2004, through September 30, 2004, the Fund had a total return of 3.22%. This return resulted from an increase in share price from $19.10 (offering price, less all commissions and fees) on April 30, 2004, to $19.29 on September 30, 2004, and the distribution of $0.405 per share in dividend income.(2) Based on the most recent dividend of $0.105 and a share price of $19.29, the Fund had a market yield of 6.53% as of September 30, 2004.(3)

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISOR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.


(1) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. (2)SHARE PRICE AND NET ASSET VALUE ON 9/30/04 ARE CALCULATED ASSUMING AN OFFERING PRICE OF $20.00, LESS THE SALES LOAD OF $0.90 PER SHARE PAID BY THE SHAREHOLDER. PERFORMANCE RESULTS REFLECT THE EFFECTS OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES IN JULY 2004. (3)THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE RIOD AND ANNUALIZING THE RESULT.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND as of September 30, 2004

PERFORMANCE

ASSET ALLOCATION+

By total investments

[CHART]

COMMON STOCKS              PREFERRED STOCKS               SHORT-TERM INVESTMENTS
        78.4%                         18.1%                                 3.5%

+ As of September 30, 2004. Asset Allocation subject to change due to active management.

PERFORMANCE(1)

Cumulative Total Returns
 (by share price, New York
 Stock Exchange)
Life of Fund (4/30/04)                3.22%

Cumulative Total Returns
(at net asset value)
Life of Fund (4/30/04)               10.77%

(1) SHARE PRICE AND NET ASSET VALUE ON 9/30/04 ARE CALCULATED ASSUMING AN OFFERING PRICE OF $20.00, LESS THE SALES LOAD OF $0.90 PER SHARE PAID BY THE SHAREHOLDER. PERFORMANCE RESULTS REFLECT THE EFFECTS OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES IN JULY 2004.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND as of
  September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

SECURITY                                                SHARES             VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS -- 116.0%

AUTO AND PARTS -- 0.8%
Adesa, Inc.                                                     150,000    $     2,464,500
------------------------------------------------------------------------------------------
                                                                           $     2,464,500
------------------------------------------------------------------------------------------

BANKING -- 3.1%
Bank of Nova Scotia(1)                                          150,000    $     4,387,500
Canadian Imperial Bank of Commerce(1)                            35,000          1,871,479
HSBC Holdings PLC(1)                                            125,000          1,985,165
Wachovia Corp.                                                   25,000          1,173,750
------------------------------------------------------------------------------------------
                                                                           $     9,417,894
------------------------------------------------------------------------------------------

BEVERAGES -- 0.4%
Diageo PLC(1)                                                   100,000    $     1,248,672
------------------------------------------------------------------------------------------
                                                                           $     1,248,672
------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.2%
Florida Rock Industries, Inc.                                    50,000    $     2,449,500
Stanley Works                                                    25,000          1,063,250
------------------------------------------------------------------------------------------
                                                                           $     3,512,750
------------------------------------------------------------------------------------------

CHEMICALS -- 1.5%
Lyondell Chemical Co.                                           200,000    $     4,492,000
------------------------------------------------------------------------------------------
                                                                           $     4,492,000
------------------------------------------------------------------------------------------

COAL -- 1.4%
Fording Canadian Coal Trust(1)                                   50,000    $     2,798,500
Peabody Energy Corp.                                             25,000          1,487,500
------------------------------------------------------------------------------------------
                                                                           $     4,286,000
------------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 0.5%
Bank of America Corp.                                            35,000    $     1,516,550
------------------------------------------------------------------------------------------
                                                                           $     1,516,550
------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.7%
Pitney Bowes, Inc.                                               50,000    $     2,205,000
------------------------------------------------------------------------------------------
                                                                           $     2,205,000
------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 0.6%
Tomkins PLC(1)                                                  400,000    $     1,922,120
------------------------------------------------------------------------------------------
                                                                           $     1,922,120
------------------------------------------------------------------------------------------

DIVERSIFIED MINERALS -- 1.7%
BHP Billiton Ltd. ADR(1)                                        250,000    $     5,187,500
------------------------------------------------------------------------------------------
                                                                           $     5,187,500
------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 17.8%
BCE, Inc.                                                       250,000    $     5,412,500
BellSouth Corp.                                                 200,000          5,424,000
BT Group PLC(1)                                               2,000,000          6,514,550
Citizens Communications Co.                                     650,000          8,703,500
SBC Communications, Inc.                                        200,000          5,190,000
Sprint Corp. (FON Group)                                        400,000          8,052,000
Telefonos de Mexico SA ADR(1)                                   100,000          3,227,000
Telstra Corp. Ltd.(1)                                         2,000,000          6,733,210
Verizon Communications, Inc.                                    100,000          3,938,000
------------------------------------------------------------------------------------------
                                                                           $    53,194,760
------------------------------------------------------------------------------------------

DRUGS -- 0.7%
GlaxoSmithKline PLC ADR(1)                                       50,000    $     2,186,500
------------------------------------------------------------------------------------------
                                                                           $     2,186,500
------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.3%
Emerson Electric Co.                                             65,000    $     4,022,850
------------------------------------------------------------------------------------------
                                                                           $     4,022,850
------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.6%
Bouygues SA(1)                                                   50,000    $     1,880,639
------------------------------------------------------------------------------------------
                                                                           $     1,880,639
------------------------------------------------------------------------------------------

FOODS -- 0.9%
ConAgra Foods, Inc.                                              50,000    $     1,285,500
H J Heinz Co.                                                    35,000          1,260,700
------------------------------------------------------------------------------------------
                                                                           $     2,546,200
------------------------------------------------------------------------------------------

INSURANCE -- 0.4%
XL Capital Ltd., Class A(1)                                      15,000    $     1,109,850
------------------------------------------------------------------------------------------
                                                                           $     1,109,850
------------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.4%
Harrah's Entertainment, Inc.                                     25,000    $     1,324,500
------------------------------------------------------------------------------------------
                                                                           $     1,324,500
------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                SHARES             VALUE
------------------------------------------------------------------------------------------
MACHINERY -- 1.3%
Caterpillar, Inc.                                                50,000    $     4,022,500
------------------------------------------------------------------------------------------
                                                                           $     4,022,500
------------------------------------------------------------------------------------------

METALS-GOLD -- 3.0%
Freeport-McMoran Copper & Gold Inc., Class B                    225,000    $     9,112,500
------------------------------------------------------------------------------------------
                                                                           $     9,112,500
------------------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 6.0%
Alcoa, Inc.                                                     125,000    $     4,198,750
Anglo American PLC ADR(1)                                       100,000          2,425,000
Phelps Dodge Corp.                                               20,000          1,840,600
Rio Tinto PLC ADR(1)                                             40,000          4,346,000
Southern Peru Copper Corp.(1)                                   100,000          5,166,000
------------------------------------------------------------------------------------------
                                                                           $    17,976,350
------------------------------------------------------------------------------------------

OIL AND GAS -- 16.0%
Amerada Hess Corp.                                               85,000    $     7,565,000
BP PLC ADR(1)                                                   155,000          8,917,150
ChevronTexaco Corp.                                             110,000          5,900,400
ConocoPhillips                                                  125,000         10,356,250
Enbridge, Inc.(1)                                               200,000          8,328,000
Exxon Mobil Corp.                                                40,000          1,933,200
Statoil ASA(1)                                                  350,000          5,040,725
------------------------------------------------------------------------------------------
                                                                           $    48,040,725
------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 3.9%
Halliburton Co.                                                 150,000    $     5,053,500
Marathon Oil Corp.                                               65,000          2,683,200
Valero Energy Corp.                                              50,000          4,010,500
------------------------------------------------------------------------------------------
                                                                           $    11,747,200
------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 6.7%
Kerr-McGee Corp.                                                180,000    $    10,305,000
Occidental Petroleum Corp.                                      175,000          9,787,750
------------------------------------------------------------------------------------------
                                                                           $    20,092,750
------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.1%
Weyerhaeuser Co.                                                 50,000    $     3,324,000
------------------------------------------------------------------------------------------
                                                                           $     3,324,000
------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.6%
Wyeth Corp.                                                      50,000    $     1,870,000
------------------------------------------------------------------------------------------
                                                                           $     1,870,000
------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.8%
Donnelley (R.R.) & Sons Co.                                      75,000    $     2,349,000
------------------------------------------------------------------------------------------
                                                                           $     2,349,000
------------------------------------------------------------------------------------------

PUBLISHING -- 0.1%
West Australian Newspapers Holdings Ltd.(1)                      31,000    $       171,303
------------------------------------------------------------------------------------------
                                                                           $       171,303
------------------------------------------------------------------------------------------

REITS -- 8.7%
AvalonBay Communities, Inc.                                      25,000    $     1,505,500
Boston Properties, Inc.                                          50,000          2,769,500
Developers Diversified Realty Corp.                              50,000          1,957,500
Federal Realty Investment Trust                                  50,000          2,200,000
Liberty Property Trust, Inc.                                     50,000          1,992,000
Plum Creek Timber Co., Inc.                                     175,000          6,130,250
Public Storage, Inc.                                             81,400          4,033,370
Rayonier, Inc.                                                   75,000          3,393,000
Simon Property Group, Inc.                                       25,000          1,340,750
Washington REIT                                                  25,000            757,500
------------------------------------------------------------------------------------------
                                                                           $    26,079,370
------------------------------------------------------------------------------------------

RESTAURANTS -- 1.4%
McDonald's Corp.                                                150,000    $     4,204,500
------------------------------------------------------------------------------------------
                                                                           $     4,204,500
------------------------------------------------------------------------------------------

SOFTWARE -- 1.4%
Microsoft Corp.                                                 150,000    $     4,147,500
------------------------------------------------------------------------------------------
                                                                           $     4,147,500
------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                SHARES             VALUE
------------------------------------------------------------------------------------------
TOBACCO COMPANY -- 0.9%
Altria Group, Inc.                                               55,000    $     2,587,200
------------------------------------------------------------------------------------------
                                                                           $     2,587,200
------------------------------------------------------------------------------------------

UTILITIES-ELECTRIC & GAS -- 27.1%
ALLETE, Inc.                                                     50,000    $     1,625,000
American Electric Power Co., Inc.                               200,000          6,392,000
Dominion Resources, Inc.                                        150,000          9,787,500
Duke Energy Corp.                                                50,000          1,144,500
Edison International                                            175,000          4,639,250
Enel SPA                                                        400,000          3,266,778
Entergy Corp.                                                   125,000          7,576,250
Exelon Corp.                                                    200,000          7,338,000
FirstEnergy Corp.                                               200,000          8,216,000
National Grid Transco PLC(1)                                    400,000          3,382,399
NiSource, Inc.                                                  100,000          2,101,000
Pepco Holdings, Inc.                                            100,000          1,990,000
Pinnacle West Capital Corp.                                     225,000          9,337,500
Scottish Power PLC(1)                                         1,250,000          9,561,368
Wisconsin Energy Corp.                                          150,000          4,785,000
------------------------------------------------------------------------------------------
                                                                           $    81,142,545
------------------------------------------------------------------------------------------

UTILITIES-WATER -- 3.0%
Severn Trent PLC(1)                                             200,000    $     3,181,045
Veolia Environment(1)                                           200,000          5,765,391
------------------------------------------------------------------------------------------
                                                                           $     8,946,436
------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $323,655,547)                                           $   348,332,164
------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 26.8%

BANKING -- 17.6%
Abbey National PLC, 7.375%(1)                                   120,500    $     3,210,120
ABN AMRO Capital Funding Trust VII, 6.08%(1)                    150,000          3,640,500
Banco Santander, 6.41%(1)(2)                                    140,000          3,451,560
Barclays Bank PLC, 8.55%(1)(3)(4)                                55,000          6,883,058
BNP Paribas Capital Trust, 9.003%(1)(2)(3)(4)                    35,000    $     4,430,797
CA Preferred Fund Trust, 7.00%(1)(4)                             55,000          5,768,917
Den Norske Bank, 7.729%(1)(3)(4)                                 36,000          4,283,528
First Republic Bank, 6.70%                                       30,000            750,000
HSBC Capital Funding LP, 9.547%(1)(3)(4)                         40,000          5,139,120
Lloyds TSB Bank PLC, 6.90%(1)(4)                                 40,000          4,184,520
Royal Bank of Scotland Group PLC, 9.118%(1)(4)                   50,000          6,153,785
UBS Preferred Funding Trust I, 8.622%(1)(4)                      40,000          5,006,488
------------------------------------------------------------------------------------------
                                                                           $    52,902,393
------------------------------------------------------------------------------------------

FOODS -- 1.6%
Dairy Farmers of America, 7.875%                                 45,000    $     4,680,000
------------------------------------------------------------------------------------------
                                                                           $     4,680,000
------------------------------------------------------------------------------------------

INSURANCE -- 6.5%
AXA, 7.10%(1)(4)                                                 45,000    $     4,687,506
ING Capital Funding Trust III, 8.439%(1)(4)                      37,500          4,613,936
ING Group NV, 7.20%(1)                                           80,000          2,128,000
Prudential PLC, 6.50%(1)(4)                                      20,000          1,953,542
RenaissanceRe Holdings Ltd., 6.08%(1)                           148,000          3,489,840
XL Capital Ltd., 7.625%(1)                                       12,000            324,600
Zurich Regcaps Fund Trust V(1)(2)                                 2,500          2,350,000
------------------------------------------------------------------------------------------
                                                                           $    19,547,424
------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.7%
Lehman Brothers Holdings, Inc., 6.50%(2)                         85,000    $     2,233,800
------------------------------------------------------------------------------------------
                                                                           $     2,233,800
------------------------------------------------------------------------------------------

UTILITIES-GAS -- 0.4%
Southern Union Co., 7.55%                                        40,000    $     1,077,600
------------------------------------------------------------------------------------------
                                                                           $     1,077,600
------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
  (IDENTIFIED COST $79,437,654)                                            $    80,441,217
------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.2%

Nestle Capital, 1.85%, 10/1/04                          $         6,531    $     6,531,000
------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (AT AMORTIZED COST, $6,531,000)                                          $     6,531,000
------------------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.0%

Investors Bank & Trust Company
Time Deposit, 1.90%, 10/1/04                            $         9,000    $     9,000,000
------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $9,000,000)                                          $     9,000,000
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 148.0%
  (IDENTIFIED COST $418,624,201)                                           $   444,304,381
------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.3%                                     $       985,874
------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
  UNPAID DIVIDENDS -- (48.3)%                                              $  (145,045,311)
------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                       $   300,244,944
------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

(1)  Foreign security.

(2)  Variable rate security.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $26,505,420 or 8.8% of the Fund's net assets.

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

COUNTRY CONCENTRATION OF PORTFOLIO

                             PERCENTAGE OF
COUNTRY                      TOTAL INVESTMENTS   VALUE
----------------------------------------------------------------
United States                      59.66%        $   265,063,708

United Kingdom                     15.32              68,054,993

Canada                              5.13              22,797,979

France                              3.77              16,764,333

Australia                           2.72              12,092,013

Netherlands                         2.34              10,382,436

Norway                              2.10               9,324,254

Switzerland                         1.99               8,881,000

Peru                                1.16               5,166,000

Bermuda                             0.79               3,489,840

Spain                               0.78               3,451,560

Italy                               0.74               3,266,778

Mexico                              0.72               3,227,000

Cayman Islands                      0.32               1,434,450

Other                               2.46              10,908,037
----------------------------------------------------------------
                                     100%        $   444,304,381

                        See notes to financial statements

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND as of September 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS
Investments, at value (identified cost, $418,624,201)                           $        444,304,381
Cash                                                                                           1,302
Foreign currency, at value (cost $4,654)                                                       4,716
Receivable for investments sold                                                            1,688,252
Receivable from the Investment Adviser                                                         7,500
Dividends and interest receivable                                                          1,405,127
Prepaid expenses                                                                             129,899
Tax reclaim receivable                                                                       138,596
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $        447,679,773
----------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                               $          1,760,136
Payable to affiliate for Trustees' fees                                                       11,396
Accrued expenses                                                                             617,986
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $          2,389,518
----------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES (5,800 SHARES OUTSTANDING) AT LIQUIDATION
VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                                                   145,045,311
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                          $        300,244,944
----------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Common Shares, $0.01 par value, unlimited number of shares authorized,
  14,505,000 shares issued and outstanding                                      $            145,050
Additional paid-in capital                                                               274,316,578
Accumulated net realized loss (computed on the basis of identified cost)                  (4,717,781)
Accumulated undistributed net investment income                                            4,811,885
Net unrealized appreciation (computed on the basis of identified cost)                    25,689,212
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                          $        300,244,944
----------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE
($300,244,944 DIVIDED BY 14,505,000 COMMON SHARES ISSUED AND OUTSTANDING)       $              20.70
----------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
SEPTEMBER 30, 2004(1)

INVESTMENT INCOME
Dividends (net of foreign taxes, $590,510)                                      $        12,303,627
Interest                                                                                    139,560
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         $        12,443,187
----------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                          $         1,247,921
Trustees' fees and expenses                                                                  11,396
Preferred shares remarketing agent fee                                                       72,055
Legal and accounting services                                                                61,026
Custodian fee                                                                                58,726
Printing and postage                                                                         32,184
Transfer and dividend disbursing agent fees                                                  25,256
Amortization of organization expenses                                                         7,500
Miscellaneous                                                                                56,615
----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $         1,572,679
----------------------------------------------------------------------------------------------------
Deduct --
   Expense reimbursement                                                        $             7,500
   Reductions of investment adviser fee                                                     310,221
----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                        $           317,721
----------------------------------------------------------------------------------------------------

NET EXPENSES                                                                    $         1,254,958
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                           $        11,188,229
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $        (4,674,241)
   Foreign currency transactions                                                            (43,540)
----------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                               $        (4,717,781)
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                          $        25,680,180
   Foreign currency                                                                           9,032
----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $        25,689,212
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                $        20,971,431
----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM INCOME                             $          (501,819)
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $        31,657,841
----------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2004, to September 30, 2004.

                        See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                             PERIOD ENDED
IN NET ASSETS                                                                   SEPTEMBER 30, 2004(1)
-----------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                        $          11,188,229
   Net realized loss from investments and foreign
      currency transactions                                                                (4,717,781)
   Net change in unrealized appreciation (depreciation) from
      investments and foreign currency                                                     25,689,212
   Distributions to preferred shareholders from net
      investment income                                                                      (501,819)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $          31,657,841
-----------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                                   $          (5,874,525)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                      $          (5,874,525)
-----------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(2)                                       $         276,950,000
   Offering costs and preferred shares underwriting discounts                              (2,588,372)
-----------------------------------------------------------------------------------------------------
                                                                                $         274,361,628
-----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                      $         300,144,944
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES
At beginning of period                                                          $             100,000
-----------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                $         300,244,944
-----------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET
ASSETS APPLICABLE TO COMMON SHARES
AT END OF PERIOD                                                                $           4,811,885
-----------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2004, to September 30, 2004.

(2)  Proceeds from sales of shares net of sales load paid of $13,050,000.

                        See notes to financial statements

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND as of
  September 30, 2004
FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the periods stated

                                                                                   SIX MONTHS ENDED
                                                                                   SEPTEMBER 30, 2004
                                                                                   (UNAUDITED)(1)(2)
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                          $           19.100
-----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                                              $            0.771
Net realized and unrealized gain                                                                1.447
Distribution to preferred shareholders                                                         (0.035)
-----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                       $            2.183
-----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                         $           (0.405)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                         $           (0.405)
-----------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL              $           (0.078)
-----------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                            $           (0.100)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                                   $           20.700
-----------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                                      $           19.290
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(4)                                                   10.77%
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(4)                                                       3.22%
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

Selected data for a common share outstanding during the periods stated

                                                                                   SIX MONTHS ENDED
                                                                                   SEPTEMBER 30, 2004
                                                                                   (UNAUDITED)(1)(2)
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares, end of period (000's omitted)              $          300,245
Ratios (As a percentage of average net assets applicable to common shares):
    Net expenses(5)                                                                              1.06%(6)
    Net investment income(5)                                                                     9.50%(6)
Portfolio Turnover                                                                                 74%
-----------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect reductions of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
    Expenses(5)                                                                                  1.33%(6)
    Net investment income(5)                                                                     9.23%(6)
    Net investment income per share                                                $            0.771(6)
-----------------------------------------------------------------------------------------------------
++  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):+++
    Net expenses                                                                                 0.85%(6)
    Net investment income                                                                        7.60%(6)
-----------------------------------------------------------------------------------------------------
+++ The operating expenses of the Fund reflect reductions of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
    Expenses                                                                                     1.07%(6)
    Net investment income                                                                        7.38%(6)
-----------------------------------------------------------------------------------------------------
Senior Securities:
    Total preferred shares outstanding                                                          5,800
    Asset coverage per preferred share(7)                                          $           76,774
    Involuntary liquidation preference per preferred share(8)                      $           25,000
    Approximate market value per preferred share(8)                                $           25,000
-----------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2004, to September 30, 2004.

(2)  Computed using average shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase price at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase price at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND as of
  September 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the Fund) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as a diversified, closed-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated February 27, 2004. The Fund's investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in dividend-paying common and preferred stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

     B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

     C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

     D OFFERING COSTS -- Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

     E WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

     F PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     G SWAP AGREEMENTS -- The Fund may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions, to change the duration of the overall portfolio, to mitigate non-payment or default risk, or to gain exposure to particular securities, baskets of securities, indices or currencies. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) to be exchanged or swapped between the parties, which returns are calculated with respect to a notional amount (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index). The Fund will enter into swaps on a net basis. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Fund will not enter into any swap unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. These instruments are traded in the over-the-counter market. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

     H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

     J FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2004 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

     L INDEMNIFICATIONS -- Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2    AUCTION PREFERRED SHARES

     The Fund issued 2,000 shares of Auction Preferred Shares (APS) Series A, 2,000 shares of APS Series B and 1,800 shares of APS Series C on July 19, 2004 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends of the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset by an auction based on the dividend period of each Series. Rates are reset weekly for Series A and Series B and, approximately, monthly for Series C. Dividends are generally paid on the day following the end of the dividend period for Series A, Series B and Series C.

     Dividend rate ranges for the period from the commencement of the offering, July 19, 2004, to September 30, 2004 are as indicated below:

     SERIES                             DIVIDEND RATE RANGES
     --------------------------------------------------------
     Series A                               1.36% - 1.95%
     Series B                               1.55% - 2.45%
     Series C                               1.65% - 1.87%

     The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the Investment Company Act of 1940. The Fund pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3    DISTRIBUTION TO SHAREHOLDERS

     The Fund intends to make monthly distributions of net investment income. In addition, at least annually, the Fund intends to distribute net capital gain, if any.

     Distributions are recorded on the ex-dividend date. The applicable dividend rates for APS on September 30, 2004 are listed below. For the period from the commencement of the offering, the amount of dividends each Series paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                       DIVIDENDS PAID TO
                       APS                 PREFERRED              AVERAGE APS
                  DIVIDEND RATES         SHAREHOLDERS           DIVIDEND RATES
                     AS OF           FOR THE PERIOD ENDED    FOR THE PERIOD ENDED
     SERIES     SEPTEMBER 30, 2004   SEPTEMBER 30, 2004(1)   SEPTEMBER 30, 2004(1)
     -----------------------------------------------------------------------------
     Series A         1.90%          $             164,957          1.620%
     Series B         2.45%          $             179,840          1.734%
     Series C         1.87%          $             157,022          1.723%

     (1) For the period from the commencement of offering, July 19, 2004, to September 30, 2004.

4    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount equal to 0.85% annually of average daily gross assets of the Fund. For the period from the start of business, April 30, 2004 to September 30, 2004, the advisory fee amounted to $1,247,921. EVM serves as the administrator of the Fund , but currently receives no compensation for providing administrative services to the Fund.

     In addition, the Adviser has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% of the average daily gross assets for the first five years of the Fund's operations, 0.15% of average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. For the period from the start of business, April 30, 2004 to September 30, 2004 the Investment Adviser waived $293,628 of its advisory fee. In addition, the Adviser has agreed to reimburse the Fund for all organizational costs, estimated at $7,500, which is payable by the Adviser at September 30, 2004.

     The Adviser has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Fund portfolio transactions that is consideration for third-party research services. For the period from May 1, 2004, to September 30, 2004, the Investment Adviser waived $16,593 of its advisory fee.

     Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 30, 2004, to September 30, 2004, no significant amounts have been deferred.

     Certain officers and Trustees of the Fund are officers of the above organization.

5    PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term obligations, aggregated $627,239,121 and $219,471,678 respectively, for the period from the start of business, April 30, 2004, to September 30, 2004.

6    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at September 30, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                           $    418,624,201
     ---------------------------------------------------------
     Gross unrealized appreciation            $     28,012,801
     Gross unrealized depreciation                  (2,332,621)
     ---------------------------------------------------------
     NET UNREALIZED APPRECIATION              $     25,680,180
     ---------------------------------------------------------

7    COMMON SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                              PERIOD ENDED
                                              SEPTEMBER 30, 2004
                                              (UNAUDITED)(1)
     -----------------------------------------------------------
     Sales                                            14,505,000
     -----------------------------------------------------------
     NET INCREASE                                     14,505,000
     -----------------------------------------------------------

     (1) For the period from the start of business, April 30, 2004 to September 30, 2004.

8    FINANCIAL INSTRUMENTS

     The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at September 30, 2004.

9    RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND
DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                       -----------------------------------------
                                       Please print exact name on account:

                                       -----------------------------------------
                                       Shareholder signature         Date

                                       -----------------------------------------
                                       Shareholder signature         Date

                                       Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                  Eaton Vance Tax-Advantaged Global Dividend
                                  Opportunities Fund
                                  c/o PFPC, Inc.
                                  P.O. Box 43027
                                  Providence, RI 02940-3027
                                  800-331-1710

NUMBER OF EMPLOYEES
The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of September 30, 2004, our records indicate that there are 17 registered shareholders and approximately 11,709 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

                                  Eaton Vance Distributors, Inc.
                                  The Eaton Vance Building
                                  255 State Street
                                  Boston, MA 02109
                                  1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL

The New York Stock Exchange Symbol is ETO.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND
INVESTMENT MANAGEMENT

                   OFFICERS

                   Duncan W. Richardson
                   President

                   James B. Hawkes
                   Vice President and Trustee

                   Thomas E. Faust, Jr.
                   Vice President

                   Thomas H. Luster
                   Vice President

                   Michael R. Mach
                   Vice President

                   Judith A. Saryan
                   Vice President

                   James L. O'Connor
                   Treasurer

                   Alan R. Dynner
                   Secretary

                   Paul M. O'Neil
                   Chief Compliance Officer


                   TRUSTEES

                   Samuel L. Hayes, III

                   William H. Park

                   Ronald A. Pearlman

                   Norton H. Reamer

                   Lynn A. Stout

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

 INVESTMENT ADVISER OF EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES
                                      FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

 ADMINISTRATOR OF EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 (800) 262-1122


          EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

2159-11/04                                                 CE-TAGDOSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
-------------------------------------------------------------


By:      /S/ Duncan W. Richardson
         ------------------------
         Duncan W. Richardson
         President


Date:    November 17, 2004
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ Duncan W. Richardson
         ------------------------
         Duncan W. Richardson
         President


Date:    November 17, 2004
         -----------------


By:      /S/ James L. O'Connor
         ---------------------
         James L. O'Connor
         Treasurer


Date:    November 17, 2004
         -----------------